Equity - Schedule of Non-distributable reserves (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	€ 7,700	€ 7,678	€ 7,379
ING Bank [member]
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	7,603	7,603	7,310
Other [member]
Disclosure of reserves within equity [Line Items]
Non-distributable reserves	€ 97	€ 75	€ 69